Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses
Schedule of accrued expenses

	December 31,
	2023	2022
Clinical trial expenses	$1,993,784	$1,884,117
Other	424,218	423,629
Total	$2,418,002	$2,307,746